Related Party Transactions - Schedule of Balances Due from Related Parties and Due to Related Parties (Details) - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Topsheen Shipping Singapore Pte. Ltd.[Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties	[1]			$ 616,279
Advance from customers-related party	[2]	497,360		433,125
Tong Da Shipping Co. Limited [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties	[3]			143,277
Mei Da Shipping Co. Limited [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties	[3]			159,638
Keen Best Shipping Co Limited [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties	[3]	5,000		99,121
Related Party [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties		5,000		1,018,315
Advance from customers-related party		497,360		433,125
Due from related parties		412,873		331,948
Due to related parties		21,502,619		24,553,231
Services provided to related parties		11,142,617	$ 11,957,102
Topsheen Shipping Singapore Pte. Ltd [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due from related parties	[4]	412,873		331,948
Topsheen Shipping Group Limited [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due to related parties	[5]	5,417		36,584
Nanjing Top Confidence Marine Management Co., Ltd [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due to related parties	[5]	8,710		14,381
Due to shareholder and affiliate [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due to related parties	[6]	21,476,946		24,490,720
Ocean Master Worldwide Corporation [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due to related parties		11,546		$ 11,546
Topsheen Shipping Singapore Pte. Ltd. (Time charter & Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties		9,250,107	9,430,014
Mei Da Shipping Co. Limited (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties		699,582	690,649
Tong Da Shipping Co. Limited (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties		707,132	721,736
Topsheen Bulk Singapore Pte Ltd (Time charter revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties			617,624
Keen Best Shipping Co Limited (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties		485,796	497,079
Mr. Jun Li’s affiliate [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Short-term office lease expense from a related party			13,795
Topsheen Shipping Group Co., Ltd [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
General and administrative expenses shared with a related party		$ 57,508	$ 55,997

[1]	The balance mainly represented consideration for time charter accounts receivable from Topsheen Shipping Singapore Pte. Ltd, which was collected in current period.
[2]	The balance represents the advance charter hire payments from Topsheen Shipping Singapore Pte. Ltd.
[3]	The balance represents the accrued management fees from related parties for vessel management services, which was partially collected in current period.
[4]	The balance represents the outstanding bunker receivable from Topsheen Shipping Singapore Pte. Ltd for time charter service provided by the Group.
[5]	The balances mainly represented the expenses paid on behalf of the Group.
[6]	The balances mainly represented non-interest-bearing loans from Mr. Shoucheng Lei and due on demand. During the six months end December 31, 2025, the Group repaid $3,000,000 of these loans to Mr. Shoucheng Lei.